Shareholder Report	6 Months Ended
Apr. 30, 2026 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	ETF Series Solutions
Entity Central Index Key	0001540305
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2026
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
McElhenny Sheffield Managed Risk ETF
Shareholder Report [Line Items]
Fund Name	McElhenny Sheffield Managed Risk ETF
Class Name	McElhenny Sheffield Managed Risk ETF
Trading Symbol	MSMR
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the McElhenny Sheffield Managed Risk ETF for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://mscmfunds.com/msmr-etf/. You can also request this information by contacting us at 1-800-617-0004.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://mscmfunds.com/msmr-etf/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
McElhenny Sheffield Managed Risk ETF	$42	0.84%
[1]
Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.84%
Net Assets	$ 170,891,461
Holdings Count | $ / shares	7
Advisory Fees Paid, Amount	$ 657,086
Investment Company Portfolio Turnover	324.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$170,891,461
Number of Holdings	7
Net Advisory Fee	$657,086
Portfolio Turnover	324%
30-Day SEC Yield	3.05%
30-Day SEC Yield Unsubsidized	3.05%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of April 30, 2026)

Top Holdings	(%)*
Invesco QQQ Trust Series 1	41.0%
State Street Energy Select Sector SPDR ETF	19.4%
iShares Core High Dividend ETF	14.8%
FT Vest Gold Strategy Target Income ETF	14.1%
iShares Core S&P Total U.S. Stock Market ETF	9.9%
First American Treasury Obligations Fund - Class X	0.8%
SPDR Gold MiniShares Trust	0.0%

Security Type	(%)*
Exchange Traded Funds	99.2%
Money Market Funds	0.8%
Cash & Other	0.0%

Top Sectors	(%)*
U.S. Nasdaq, Large Cap Non-Financial	41.0%
U.S. Equity, Energy	19.4%
U.S. Equity, High Dividend	14.8%
Precious Metals	14.1%
U.S. Equity, Total Market	9.9%
Cash & Other	0.8%

Material Fund Change [Text Block]
Material Fund Changes:
Under the Trend Plus Strategy in order too gain exposure to gold (through Gold ETFs), the Fund now may invest up to 25% of its assets in a subsidiary that is wholly owned by the Fund and organized under the laws of the Cayman Islands (the “Subsidiary”). The Fund invests in the Subsidiary with the intent of gaining exposure to the price change of physical gold while meeting the requirements applicable to a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”).
By investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary’s investments. The Gold ETFs held by the Subsidiary are generally similar to those that are permitted to be held by the Fund (i.e. Risk of
Investing in Gold). The Subsidiary is not registered under the Investment Company Act of 1940 (the “1940 Act”) and as such is not subject to all the investor protections of the 1940 Act.

[1]
*	Annualized